SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated May 3, 2016
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9, 2016 and April 15, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Restatement of the Fees and Expenses for the Fund

Under the section titled "Fund Summary," under the heading titled "Fees and Expenses," under the sub-heading titled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class A Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.61%
Total Other Expenses		0.63%
Acquired Funds Fees and Expenses (AFFE)†		0.82%
Total Annual Fund Operating Expenses		2.95%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading titled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class A Shares	$298	$913	$1,552	$3,271

In addition, the sub-section titled "Information About Fee Waivers," under the section titled "Sub-Advisers," is corrected as set forth below. The text referring to the Multi-Strategy Alternative Fund in the table is hereby deleted and replaced with the below information.

Fund Name—Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	3.48%	1.89%	0.49%	0.49%

In addition, under the same sub-section, the below text is hereby added following the table currently in the sub-section. Fund shareholders should read this information carefully because we previously communicated incorrect expected voluntary fee waiver information on December 17, 2015. The below information reflects expected fee waivers as of the date of this supplement.

The Multi-Strategy Alternative Fund's voluntary fee waivers for the current fiscal year are expected to differ from those of the prior year, as stated above and as previously disclosed in the "Financial Highlights" section of the Prospectus. SIMC, the Fund's administrator and/or the Fund's distributor have voluntarily agreed to waive a portion of their fees to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at the level specified in the table below. The voluntary waivers of SIMC, the Fund's administrator and/or the Fund's distributor are limited to the Fund's direct operating expenses and therefore do not apply to indirect expenses incurred by the Fund, such as AFFE, if any. In addition, the Fund may participate in a commission recapture program where the Fund's trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades are then used to pay the Fund's expenses. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name—Class A Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	2.95%	1.73%	0.91%	0.91%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

There are no further changes to the fees and expenses of the Fund.

Change in Portfolio Management of the Fund

In the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Kettle Hill Capital Management, LLC	Andrew Y. Kurita	Since 2016	Portfolio Manager

In addition, under the heading titled "Multi-Strategy Alternative Fund," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Kettle Hill Capital Management, LLC: Kettle Hill Capital Management, LLC (Kettle Hill), located at 655 Third Avenue, New York, New York 10017-5617, serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund allocated to Kettle Hill. Andrew Kurita is the Founder of Kettle Hill and has served as a Portfolio Manager since Kettle Hill's inception in 2003. Prior to this role, Mr. Kurita was a Vice President at Andor Capital Management, LLC where he covered the industrial sector for the Diversified Growth Fund. From 1996 to 2001, Mr. Kurita worked at Cramer Rosenthal McGlynn, LLC, where he was a Vice President and Analyst on hedge fund and small cap value products. Mr. Kurita is a CFA charterholder with more than 18 years of small cap and hedge fund investing experience. Mr. Kurita graduated cum laude with honors with a B.A. in Economics from Williams College in 1995.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1033 (5/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated May 3, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9, 2016 and April 15, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Restatement of the Fees and Expenses for the Fund

Under the section titled "Fund Summary," under the heading titled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class Y Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.36%
Total Other Expenses		0.38%
Acquired Funds Fees and Expenses (AFFE)†		0.82%
Total Annual Fund Operating Expenses		2.70%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading titled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class Y Shares	$273	$838	$1,430	$3,032

In addition, the sub-section titled "Information About Fee Waivers," under the section titled "Sub-Advisers," is corrected as set forth below. The text referring to the Multi-Strategy Alternative Fund in the table is hereby deleted and replaced with the below information.

Fund Name—Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	3.23%	1.65%	0.25%	0.25%

In addition, under the same sub-section, the below text is hereby added following the table currently in the sub-section. Fund shareholders should read this information carefully because we previously communicated incorrect expected voluntary fee waiver information on December 17, 2015. The below information reflects expected fee waivers as of the date of this supplement.

The Multi-Strategy Alternative Fund's voluntary fee waivers for the current fiscal year are expected to differ from those of the prior year, as stated above and as previously disclosed in the "Financial Highlights" section of the Prospectus. SIMC, the Fund's administrator and/or the Fund's distributor have voluntarily agreed to waive a portion of their fees to keep total direct annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at the level specified in the table below. The voluntary waivers of SIMC, the Fund's administrator and/or the Fund's distributor are limited to the Fund's direct operating expenses and therefore do not apply to indirect expenses incurred by the Fund, such as AFFE, if any. In addition, the Fund may participate in a commission recapture program where the Fund's trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades are then used to pay the Fund's expenses. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's total annual Fund operating expenses for the current fiscal year are expected to be as follows:

Fund Name—Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	2.70%	1.48%	0.66%	0.66%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

There are no further changes to the fees and expenses of the Fund.

Change in Portfolio Management of the Fund

In the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Kettle Hill Capital Management, LLC	Andrew Y. Kurita	Since 2016	Portfolio Manager

In addition, under the heading titled "Multi-Strategy Alternative Fund," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Kettle Hill Capital Management, LLC: Kettle Hill Capital Management, LLC (Kettle Hill), located at 655 Third Avenue, New York, New York 10017-5617, serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund allocated to Kettle Hill. Andrew Kurita is the Founder of Kettle Hill and has served as a Portfolio Manager since Kettle Hill's inception in 2003. Prior to this role, Mr. Kurita was a Vice President at Andor Capital Management, LLC where he covered the industrial sector for the Diversified Growth Fund. From 1996 to 2001, Mr. Kurita worked at Cramer Rosenthal McGlynn, LLC, where he was a Vice President and Analyst on hedge fund and small cap value products. Mr. Kurita is a CFA charterholder with more than 18 years of small cap and hedge fund investing experience. Mr. Kurita graduated cum laude with honors with a B.A. in Economics from Williams College in 1995.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1034 (5/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated May 3, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended on
March 9, 2016 and April 15, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Under the sub-section titled "The Sub-Advisers," under the section titled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Kettle Hill Capital Management, LLC—Kettle Hill Capital Management, LLC ("Kettle Hill") serves as a Sub-Adviser to a portion of the assets of the Multi-Strategy Alternative Fund. Kettle Hill, founded in 2003, is registered as an investment adviser with the SEC. Kettle Hill has operated as an adviser to long-short equity limited partnership products from 2003 to the present. Kettle Hill sub-advises one open-end investment company in addition to the Fund.

In addition, under the same section, under the sub-section titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Kettle Hill

Compensation. SIMC pays Kettle Hill a fee based on the assets under management of the Multi-Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Kettle Hill and SIMC. Kettle Hill pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Strategy Alternative Fund. The following information relates to the period ended March 31, 2016.

The portfolio manager responsible for managing the portion of the assets of the Multi-Strategy Alternative Fund allocated to Kettle Hill, Andrew Y. Kurita, is also the founder of the firm. His compensation is based on the overall performance of the firm and the assets it manages, not any individual or defined subset of accounts. Kettle Hill does not charge SIMC any fees other than the agreed upon sub-advisory fees.

Ownership of Fund Shares. As of March 31, 2016, Kettle Hill's portfolio manager did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts. As of March 31, 2016, in addition to the Multi-Strategy Alternative Fund, Kettle Hill's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Andrew Y. Kurita	1	$10.49	2		$76.04	0	$0
	0	$0	2	*	$76.04	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Multi-Strategy Alternative Fund, which may have different investment guidelines and objectives. In addition to the Multi-Strategy Alternative Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Multi-Strategy Alternative Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Multi-Strategy Alternative Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Multi-Strategy Alternative Fund, may track the same benchmarks or indices as the Multi-Strategy Alternative Fund tracks and may sell securities that are eligible to be held, sold or purchased by the Multi-Strategy Alternative Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Multi-Strategy Alternative Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Multi-Strategy Alternative Fund. To address and manage these potential conflicts of interest, Kettle Hill has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by the firm's Management Committee and Chief Compliance Officer.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1035 (5/16)